Vessels held for sale (Tables)	12 Months Ended
Dec. 31, 2013
Vessels held for sale [Abstract]
Schedule of Vessels Held for Sale [Table Text Block]
Net Book Value
December 31, 2010	$13,606
Additions	75,088
Disposals	(20,503)
Drydocking costs	564
Vessel impairment charge	(23,483)
December 31, 2011	$45,272
Vessel impairment charge	(12,480)
December 31, 2012	$32,792
Vessel impairment charge	(3,477)
Reclassified to vessels, net	(29,315)
Reclassified to vessel held for sale	3,465
December 31, 2013	$3,465